Revenue from Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2019
Revenue from Contract with Customer [Abstract]
Schedule of contract assets and contract liabilities from contracts with customers
The following table provides information about receivables, contract assets and contract liabilities from our contracts with customers:

	Successor	Successor
(In $ millions)	As at June 30, 2019	As at December 31, 2018
Accounts receivable, net	228	208
Current contract assets (1)	—	1
Non-current contract assets	—	—
Current contract liabilities (deferred revenue) (1)	(24)	(12)
Non-current contract liabilities (deferred revenue)	(7)	(9)

(1)	Current contract assets and liabilities balances are included in “other current assets” and “other current liabilities,” respectively in our unaudited Consolidated Balance Sheet.

Significant changes in the contract assets and the contract liabilities balances during the six months ended June 30, 2018 (Predecessor) are as follows:

(In $ millions)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract liability at January 1, 2018 (Predecessor)	7	(55)	(48)
Amortization of revenue that was included in the beginning contract liability balance	—	25	25
Cash received, excluding amounts recognized as revenue	—	(2)	(2)
Cash received against the beginning contract asset balance	(7)	—	(7)
Contract assets recognized during the period	9	—	9
Net contract liability at June 30, 2018 (Predecessor)	9	(32)	(23)

Significant changes in the contract assets and the contract liabilities balances during the six months ended June 30, 2019 (Successor) are as follows:

(In $ millions)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract liability at January 1, 2019 (Successor)	1	(21)	(20)
Amortization of revenue that was included in the beginning contract liability balance	—	3	3
Cash received, excluding amounts recognized as revenue	—	(13)	(13)
Cash received against the beginning contract asset balance	(1)	—	(1)
Contract assets recognized during the period	—	—	—
Net contract liability at June 30, 2019 (Successor)	—	(31)	(31)

Schedule of deferred contract costs
Deferred contract costs during the six months ended June 30, 2018 (Predecessor) were as follows:

(In $ millions)	Net deferred contract costs
As at January 1, 2018 (Predecessor)	20
Additional deferred contract costs	6
Amortization of deferred contract costs	(15)
As at June 30, 2018 (Predecessor)	11

Deferred contract costs during the six months ended June 30, 2019 (Successor) were as follows:

(In $ millions)	Net deferred contract costs
As at January 1, 2019 (Successor)	15
Additional deferred contract costs	27
Amortization of deferred contract costs	(22)
As at June 30, 2019 (Successor)	20